SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

	2021	2020	2019	2021	2020	2019
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Ordinary shares of 10p (formerly 25p) each
At 1 January	70,839,206,060	70,052,557,838	71,163,592,264	7,084	7,005	7,116
Issued under employee share schemes	183,387,075	786,648,222	775,882,951	18	79	78
Share buyback programme	—	—	(1,886,917,377)	—	—	(189)
At 31 December	71,022,593,135	70,839,206,060	70,052,557,838	7,102	7,084	7,005